PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 94.7%
Common Stocks — 61.0%
Aerospace & Defense — 1.3%
General Dynamics Corp.	11,300	$3,414,860
Howmet Aerospace, Inc.	108,000	10,827,000
Kongsberg Gruppen ASA (Norway)	120	11,721
L3Harris Technologies, Inc.	67,200	15,984,864
Lockheed Martin Corp.	38,300	22,388,648
Rheinmetall AG (Germany)	63	34,248
Rolls-Royce Holdings PLC (United Kingdom)*	42,308	299,435
RTX Corp.	111,000	13,448,760
Safran SA (France)	1,238	291,330
Singapore Technologies Engineering Ltd. (Singapore)	2,100	7,585
		66,708,451
Air Freight & Logistics — 0.3%
FedEx Corp.	49,400	13,519,792
United Parcel Service, Inc. (Class B Stock)	15,200	2,072,368
		15,592,160
Automobile Components — 0.0%
Aisin Corp. (Japan)	900	10,000
Cie Generale des Etablissements Michelin SCA (France)	1,044	42,400
Sumitomo Electric Industries Ltd. (Japan)	2,200	35,723
Sumitomo Rubber Industries Ltd. (Japan)	600	6,602
		94,725
Automobiles — 1.1%
Ford Motor Co.	1,268,600	13,396,416
General Motors Co.	271,500	12,174,060
Mazda Motor Corp. (Japan)	17,800	136,002
Subaru Corp. (Japan)	9,000	159,220
Suzuki Motor Corp. (Japan)	4,000	45,040
Tesla, Inc.*	122,900	32,154,327
Toyota Motor Corp. (Japan)	8,600	154,576
Volvo Car AB (Sweden) (Class B Stock)*	33,924	93,392
		58,313,033
Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,441	26,042
AIB Group PLC (Ireland)	23,538	134,833
ANZ Group Holdings Ltd. (Australia)	2,080	43,713
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,213	121,126
Banco BPM SpA (Italy)	1,925	13,006
Banco Santander SA (Spain)	19,673	100,802
Bank Hapoalim BM (Israel)	2,052	20,567
Bank Leumi Le-Israel BM (Israel)	2,468	24,169
Bank of America Corp.	197,900	7,852,672
Barclays PLC (United Kingdom)	56,286	169,116
BNP Paribas SA (France)	1,638	112,402
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BOC Hong Kong Holdings Ltd. (China)	7,000	$22,178
CaixaBank SA (Spain)	15,055	89,847
Citigroup, Inc.	126,900	7,943,940
Citizens Financial Group, Inc.	125,100	5,137,857
Commonwealth Bank of Australia (Australia)	1,398	130,400
Credit Agricole SA (France)	8,454	129,286
DBS Group Holdings Ltd. (Singapore)	3,050	90,324
Erste Group Bank AG (Austria)	1,347	73,814
HSBC Holdings PLC (United Kingdom)	28,009	251,269
ING Groep NV (Netherlands)	1,177	21,354
Intesa Sanpaolo SpA (Italy)	52,358	224,129
JPMorgan Chase & Co.	174,794	36,857,063
KeyCorp	73,500	1,231,125
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,100	52,370
Mizrahi Tefahot Bank Ltd. (Israel)	210	8,207
National Australia Bank Ltd. (Australia)	6,542	169,374
NatWest Group PLC (United Kingdom)	20,734	95,985
Nordea Bank Abp (Finland)	6,717	79,296
Oversea-Chinese Banking Corp. Ltd. (Singapore)	13,800	161,542
PNC Financial Services Group, Inc. (The)	12,900	2,384,565
Popular, Inc. (Puerto Rico)	15,500	1,554,185
Swedbank AB (Sweden) (Class A Stock)	275	5,837
Truist Financial Corp.	205,100	8,772,127
U.S. Bancorp	55,800	2,551,734
UniCredit SpA (Italy)	5,270	231,362
Wells Fargo & Co.	380,600	21,500,094
Westpac Banking Corp. (Australia)	5,704	124,647
		98,512,359
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	1,200	15,729
Boston Beer Co., Inc. (The) (Class A Stock)*	5,600	1,619,184
Coca-Cola Co. (The)	284,300	20,429,798
Coca-Cola HBC AG (Italy)*	330	11,765
Keurig Dr. Pepper, Inc.	420,200	15,749,096
Kirin Holdings Co. Ltd. (Japan)	600	9,144
PepsiCo, Inc.	41,800	7,108,090
		44,942,806
Biotechnology — 1.0%
AbbVie, Inc.	159,800	31,557,304
Amgen, Inc.	42,400	13,661,704
Biogen, Inc.*	23,000	4,458,320
Gilead Sciences, Inc.	27,700	2,322,368
		51,999,696
Broadline Retail — 2.3%
Amazon.com, Inc.*	616,000	114,779,280
eBay, Inc.	45,900	2,988,549
Next PLC (United Kingdom)	525	68,773
Prosus NV (China)*	2,175	94,926
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Rakuten Group, Inc. (Japan)*	17,300	$111,627
		118,043,155
Building Products — 0.2%
AGC, Inc. (Japan)	2,100	68,145
Allegion PLC	17,200	2,506,728
Armstrong World Industries, Inc.	30,300	3,982,329
AZEK Co., Inc. (The)*	58,000	2,714,400
Cie de Saint-Gobain SA (France)	1,920	175,109
ROCKWOOL A/S (Denmark) (Class B Stock)	18	8,450
Trane Technologies PLC	4,500	1,749,285
		11,204,446
Capital Markets — 1.9%
3i Group PLC (United Kingdom)	4,423	195,932
Amundi SA (France), 144A	964	72,056
Bank of New York Mellon Corp. (The)	206,300	14,824,718
BlackRock, Inc.	8,000	7,596,080
Deutsche Bank AG (Germany)	9,603	166,244
Euronext NV (Netherlands), 144A	245	26,594
Goldman Sachs Group, Inc. (The)	48,000	23,765,280
Intercontinental Exchange, Inc.	9,900	1,590,336
Investec PLC (United Kingdom)	1,775	13,510
Janus Henderson Group PLC	165,800	6,312,006
Magellan Financial Group Ltd. (Australia)	2,200	15,176
Morgan Stanley	57,500	5,993,800
MSCI, Inc.	11,000	6,412,230
Nasdaq, Inc.	96,800	7,067,368
Nomura Holdings, Inc. (Japan)	18,700	97,595
S&P Global, Inc.	47,300	24,436,126
Singapore Exchange Ltd. (Singapore)	3,700	32,785
Tokai Tokyo Financial Holdings, Inc. (Japan)	3,900	13,254
UBS Group AG (Switzerland)	5,254	162,580
		98,793,670
Chemicals — 0.8%
Arkema SA (France)	68	6,477
Asahi Kasei Corp. (Japan)	1,300	9,856
Ecolab, Inc.	3,600	919,188
Evonik Industries AG (Germany)	1,548	36,238
Givaudan SA (Switzerland)	4	21,946
International Flavors & Fragrances, Inc.	15,000	1,573,950
Kemira OYJ (Finland)	572	14,275
Linde PLC	26,300	12,541,418
LyondellBasell Industries NV (Class A Stock)	24,600	2,359,140
Mitsubishi Chemical Group Corp. (Japan)	13,900	89,411
Mosaic Co. (The)	36,900	988,182
Orica Ltd. (Australia)	2,892	36,942
PPG Industries, Inc.	43,900	5,814,994
Sherwin-Williams Co. (The)	41,100	15,686,637
Solvay SA (Belgium)	3,601	141,070
		40,239,724
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	12,824	$168,325
Cintas Corp.	6,000	1,235,280
Veralto Corp.	96,600	10,805,676
		12,209,281
Communications Equipment — 0.6%
Arista Networks, Inc.*	53,100	20,380,842
Cisco Systems, Inc.	224,000	11,921,280
Nokia OYJ (Finland)	15,245	66,562
		32,368,684
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,290	105,700
Eiffage SA (France)	1,399	135,095
MasTec, Inc.*	19,200	2,363,520
Vinci SA (France)	1,656	193,581
		2,797,896
Construction Materials — 0.2%
CRH PLC	19,200	1,780,608
Heidelberg Materials AG (Germany)	517	56,322
Holcim AG*	2,557	250,414
Vulcan Materials Co.	34,200	8,564,706
		10,652,050
Consumer Finance — 0.2%
American Express Co.	7,000	1,898,400
Synchrony Financial	176,000	8,778,880
		10,677,280
Consumer Staples Distribution & Retail — 1.2%
Carrefour SA (France)	2,096	35,740
Coles Group Ltd. (Australia)	6,134	76,470
Costco Wholesale Corp.	14,700	13,031,844
Dollar Tree, Inc.*	103,400	7,271,088
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	211,318
Target Corp.	123,200	19,201,952
Tesco PLC (United Kingdom)	19,123	91,815
Walgreens Boots Alliance, Inc.(a)	128,900	1,154,944
Walmart, Inc.	252,000	20,349,000
		61,424,171
Containers & Packaging — 0.1%
Avery Dennison Corp.	14,200	3,134,792
Distributors — 0.1%
LKQ Corp.	114,000	4,550,880
Diversified REITs — 0.0%
GPT Group (The) (Australia)	10,758	36,887
Stockland (Australia)	1,755	6,330
		43,217
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	677,300	14,900,600
Deutsche Telekom AG (Germany)	10,529	309,229
GCI Liberty, Inc. (Class A Stock)*^	343	—

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	34,509	$140,945
Orange SA (France)	2,873	32,904
Telstra Group Ltd. (Australia)	6,417	17,175
Verizon Communications, Inc.	259,388	11,649,115
		27,049,968
Electric Utilities — 0.9%
Chubu Electric Power Co., Inc. (Japan)	9,900	116,346
Constellation Energy Corp.	7,400	1,924,148
Duke Energy Corp.	10,500	1,210,650
Edison International	71,400	6,218,226
Enel SpA (Italy)	23,501	187,721
Exelon Corp.	80,200	3,252,110
Fortum OYJ (Finland)	2,409	39,641
Iberdrola SA (Spain)	16,833	260,224
Kansai Electric Power Co., Inc. (The) (Japan)	1,900	31,489
NRG Energy, Inc.	179,700	16,370,670
Shikoku Electric Power Co., Inc. (Japan)	600	5,338
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,700	25,280
Xcel Energy, Inc.	262,300	17,128,190
		46,770,033
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,849	339,333
Acuity Brands, Inc.	5,800	1,597,262
Eaton Corp. PLC	65,200	21,609,888
Emerson Electric Co.(a)	11,500	1,257,755
Legrand SA (France)	948	109,215
Nidec Corp. (Japan)	3,000	63,159
Prysmian SpA (Italy)	399	29,031
Schneider Electric SE	570	150,257
Siemens Energy AG (Germany)*	936	34,557
		25,190,457
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	18,600	1,211,976
Halma PLC (United Kingdom)	810	28,322
Keyence Corp. (Japan)	300	143,779
Murata Manufacturing Co. Ltd. (Japan)	300	5,937
TD SYNNEX Corp.	47,200	5,667,776
TDK Corp. (Japan)	10,500	134,130
TE Connectivity PLC (Ireland)	14,200	2,144,058
Yokogawa Electric Corp. (Japan)	3,000	76,874
		9,412,852
Energy Equipment & Services — 0.1%
Schlumberger NV	106,600	4,471,870
Entertainment — 0.8%
Capcom Co. Ltd. (Japan)	500	11,662
CTS Eventim AG & Co. KGaA (Germany)	410	42,692
Electronic Arts, Inc.	28,000	4,016,320
Konami Group Corp. (Japan)	800	81,583
Netflix, Inc.*	46,600	33,051,982
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Nexon Co. Ltd. (Japan)	6,900	$137,116
Nintendo Co. Ltd. (Japan)	700	37,416
Sea Ltd. (Singapore), ADR*	1,200	113,136
Walt Disney Co. (The)	35,700	3,433,983
		40,925,890
Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	102,250	47,061,585
EXOR NV (Netherlands)	379	40,630
Fidelity National Information Services, Inc.	96,400	8,073,500
Financial Partners Group Co. Ltd. (Japan)	1,300	20,255
Industrivarden AB (Sweden) (Class A Stock)	188	6,953
Investor AB (Sweden) (Class B Stock)	8,517	262,462
Japan Securities Finance Co. Ltd. (Japan)	1,000	13,434
Mastercard, Inc. (Class A Stock)	67,400	33,282,120
PayPal Holdings, Inc.*	260,300	20,311,209
Visa, Inc. (Class A Stock)	63,400	17,431,830
		126,503,978
Food Products — 0.5%
Archer-Daniels-Midland Co.	41,400	2,473,236
Associated British Foods PLC (United Kingdom)	4,094	127,948
Conagra Brands, Inc.	166,200	5,404,824
Elders Ltd. (Australia)	1,680	9,789
General Mills, Inc.	54,400	4,017,440
Hormel Foods Corp.	29,500	935,150
Ingredion, Inc.	46,000	6,321,780
Mondelez International, Inc. (Class A Stock)	47,200	3,477,224
Morinaga & Co. Ltd. (Japan)	700	14,022
Nestle SA	2,722	273,540
Riken Vitamin Co. Ltd. (Japan)	300	5,423
WH Group Ltd. (Hong Kong), 144A	173,000	136,255
Wilmar International Ltd. (China)	51,600	133,830
		23,330,461
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	600	13,531
Ground Transportation — 0.7%
CSX Corp.	337,100	11,640,063
Hankyu Hanshin Holdings, Inc. (Japan)	800	24,713
Tokyu Corp. (Japan)	800	10,360
Uber Technologies, Inc.*	213,900	16,076,724
Union Pacific Corp.	36,000	8,873,280
		36,625,140
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	235,000	26,792,350
Becton, Dickinson & Co.	60,800	14,658,880
Boston Scientific Corp.*	221,500	18,561,700
Cooper Cos., Inc. (The)*	14,000	1,544,760

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Demant A/S (Denmark)*	153	$5,957
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,228	71,552
Hoya Corp. (Japan)	500	69,252
Intuitive Surgical, Inc.*	17,100	8,400,717
Medtronic PLC	84,800	7,634,544
		77,739,712
Health Care Providers & Services — 1.4%
Ambea AB (Sweden), 144A	1,525	13,497
Cardinal Health, Inc.	9,500	1,049,940
Centene Corp.*	156,100	11,751,208
Cigna Group (The)	33,000	11,432,520
Elevance Health, Inc.	30,400	15,808,000
Fresenius Medical Care AG (Germany)	3,104	131,894
Fresenius SE & Co. KGaA (Germany)*	2,237	85,343
Labcorp Holdings, Inc.	10,600	2,368,888
McKesson Corp.	3,300	1,631,586
Quest Diagnostics, Inc.	39,100	6,070,275
UnitedHealth Group, Inc.	34,400	20,112,992
		70,456,143
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	101,200	2,314,444
Ventas, Inc.(a)	181,000	11,607,530
		13,921,974
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	210	25,848
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	1,511	65,683
Aristocrat Leisure Ltd. (Australia)	1,737	70,131
Carnival Corp.*	187,500	3,465,000
Chipotle Mexican Grill, Inc.*	160,200	9,230,724
Compass Group PLC (United Kingdom)	187	5,995
Darden Restaurants, Inc.	65,400	10,734,102
Hilton Worldwide Holdings, Inc.	47,600	10,971,800
La Francaise des Jeux SAEM (France), 144A	3,205	131,884
Marriott International, Inc. (Class A Stock)	13,800	3,430,680
McDonald’s Corp.	31,800	9,683,418
MGM Resorts International*(a)	83,200	3,252,288
Sodexo SA (France)	65	5,329
Travel + Leisure Co.	33,800	1,557,504
TUI AG (Germany)*	2,050	15,650
Zensho Holdings Co. Ltd. (Japan)	1,500	83,109
		52,703,297
Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	2,607	164,897
Breville Group Ltd. (Australia)	572	13,462
Garmin Ltd.(a)	12,900	2,270,787
JVCKenwood Corp. (Japan)	3,200	30,240
Lennar Corp. (Class A Stock)	21,500	4,030,820
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
SEB SA (France)	44	$5,022
Sekisui Chemical Co. Ltd. (Japan)	600	9,382
Sony Group Corp. (Japan)	8,000	155,421
		6,680,031
Household Products — 0.7%
Colgate-Palmolive Co.	189,400	19,661,614
Essity AB (Sweden) (Class B Stock)	6,950	216,942
Henkel AG & Co. KGaA (Germany)	144	12,242
Kimberly-Clark Corp.	26,000	3,699,280
Procter & Gamble Co. (The)	68,105	11,795,786
Reckitt Benckiser Group PLC (United Kingdom)	1,036	63,387
		35,449,251
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	477,400	9,576,644
Industrial Conglomerates — 0.4%
3M Co.	141,400	19,329,380
Hitachi Ltd. (Japan)	11,300	299,646
Siemens AG (Germany)	1,304	263,810
Smiths Group PLC (United Kingdom)	550	12,360
		19,905,196
Industrial REITs — 0.3%
Americold Realty Trust, Inc.(a)	40,100	1,133,627
Goodman Group (Australia)	9,643	245,983
Prologis, Inc.	98,000	12,375,440
		13,755,050
Insurance — 1.5%
Ageas SA/NV (Belgium)	2,260	120,592
AIA Group Ltd. (Hong Kong)	6,600	57,637
Allianz SE (Germany)	711	233,861
Allstate Corp. (The)	55,900	10,601,435
Assurant, Inc.	21,900	4,355,034
Aviva PLC (United Kingdom)	30,080	194,821
AXA SA (France)	5,985	230,404
Dai-ichi Life Holdings, Inc. (Japan)	3,200	83,032
Hannover Rueck SE (Germany)	92	26,262
Insurance Australia Group Ltd. (Australia)	2,916	14,819
Japan Post Holdings Co. Ltd. (Japan)	17,700	169,728
Marsh & McLennan Cos., Inc.	66,800	14,902,412
Medibank Private Ltd. (Australia)	63,944	161,328
MetLife, Inc.	208,300	17,180,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	573	315,748
Progressive Corp. (The)	93,300	23,675,808
QBE Insurance Group Ltd. (Australia)	903	10,311
Sompo Holdings, Inc. (Japan)	1,400	31,557
T&D Holdings, Inc. (Japan)	6,700	118,126
Talanx AG (Germany)	90	7,587
Willis Towers Watson PLC	6,200	1,826,086
		74,317,172

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 3.9%
Alphabet, Inc. (Class A Stock)	413,100	$68,512,635
Alphabet, Inc. (Class C Stock)	345,640	57,787,552
Auto Trader Group PLC (United Kingdom), 144A	4,471	51,976
Meta Platforms, Inc. (Class A Stock)	124,950	71,526,378
		197,878,541
IT Services — 0.7%
Cognizant Technology Solutions Corp. (Class A Stock)	190,600	14,710,508
Indra Sistemas SA (Spain)	392	7,206
International Business Machines Corp.	93,700	20,715,196
NEC Corp. (Japan)	100	9,656
Wix.com Ltd. (Israel)*	800	133,736
		35,576,302
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	7,400	168,854
Tomy Co. Ltd. (Japan)	600	16,456
		185,310
Life Sciences Tools & Services — 0.9%
Danaher Corp.	50,800	14,123,416
Illumina, Inc.*	8,100	1,056,321
Thermo Fisher Scientific, Inc.	48,000	29,691,360
		44,871,097
Machinery — 0.9%
Alfa Laval AB (Sweden)	390	18,750
Allison Transmission Holdings, Inc.	159,300	15,303,951
Atlas Copco AB (Sweden) (Class A Stock)	381	7,384
Atlas Copco AB (Sweden) (Class B Stock)	2,154	36,958
Caterpillar, Inc.	4,000	1,564,480
Cummins, Inc.	12,800	4,144,512
Deere & Co.	2,300	959,859
Donaldson Co., Inc.	54,500	4,016,650
Epiroc AB (Sweden) (Class B Stock)	550	10,429
FANUC Corp. (Japan)	4,300	126,293
Flowserve Corp.	288,700	14,922,903
GEA Group AG (Germany)	857	42,033
Indutrade AB (Sweden)	399	12,417
ITT, Inc.	6,400	956,864
Knorr-Bremse AG (Germany)	114	10,158
Makita Corp. (Japan)	1,700	57,429
Namura Shipbuilding Co. Ltd. (Japan)	2,700	26,966
Otis Worldwide Corp.	13,200	1,372,008
Rational AG (Germany)	49	50,026
Schindler Holding AG (Switzerland)	35	9,954
Schindler Holding AG (Switzerland) (Part. Cert.)	56	16,436
SKF AB (Sweden) (Class B Stock)	3,927	78,221
Trelleborg AB (Sweden) (Class B Stock)	325	12,510
Volvo AB (Sweden) (Class A Stock)	297	7,931
Volvo AB (Sweden) (Class B Stock)	8,676	229,499
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Wartsila OYJ Abp (Finland)	2,544	$56,926
Westinghouse Air Brake Technologies Corp.	9,900	1,799,523
		45,851,070
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	6,483
Kawasaki Kisen Kaisha Ltd. (Japan)	10,900	169,925
Kirby Corp.*	7,400	905,982
		1,082,390
Media — 0.2%
Comcast Corp. (Class A Stock)	244,900	10,229,473
JCDecaux SE (France)*	546	12,228
Publicis Groupe SA (France)	1,749	191,404
		10,433,105
Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	11,250	349,269
Boliden AB (Sweden)	464	15,748
Fortescue Ltd. (Australia)	6,592	92,977
Freeport-McMoRan, Inc.	183,600	9,165,312
Mitsui Mining & Smelting Co. Ltd. (Japan)	400	13,691
Nippon Steel Corp. (Japan)	5,000	112,061
Northern Star Resources Ltd. (Australia)	2,410	26,400
Rio Tinto Ltd. (Australia)	576	50,944
Rio Tinto PLC (Australia)	3,890	276,142
voestalpine AG (Austria)	464	12,057
		10,114,601
Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	3,468	28,335
Centrica PLC (United Kingdom)	99,247	155,236
CMS Energy Corp.	13,400	946,442
DTE Energy Co.	72,600	9,322,566
E.ON SE (Germany)	3,494	52,033
Engie SA (France)	10,789	186,566
NiSource, Inc.	113,800	3,943,170
Sembcorp Industries Ltd. (Singapore)	2,900	12,466
Sempra	18,900	1,580,607
		16,227,421
Oil, Gas & Consumable Fuels — 2.0%
BP PLC	1,034	5,393
Cheniere Energy, Inc.	23,800	4,280,192
Chevron Corp.(a)	71,600	10,544,532
ConocoPhillips(a)	99,600	10,485,888
Devon Energy Corp.	88,200	3,450,384
Diamondback Energy, Inc.	79,100	13,636,840
ENEOS Holdings, Inc. (Japan)	7,400	40,516
Exxon Mobil Corp.	291,400	34,157,908
Idemitsu Kosan Co. Ltd. (Japan)	16,400	118,922
Inpex Corp. (Japan)	12,200	165,173
Phillips 66	87,000	11,436,150

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC	9,887	$320,751
TotalEnergies SE (France)	5,483	356,041
Valero Energy Corp.	6,800	918,204
Williams Cos., Inc. (The)	248,100	11,325,765
		101,242,659
Passenger Airlines — 0.0%
ANA Holdings, Inc. (Japan)	1,600	34,261
Singapore Airlines Ltd. (Singapore)	2,200	11,614
		45,875
Personal Care Products — 0.0%
Unilever PLC (United Kingdom)	6,295	408,126
Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	1,689	263,123
Daiichi Sankyo Co. Ltd. (Japan)	4,400	145,343
Elanco Animal Health, Inc.*	171,300	2,516,397
Eli Lilly & Co.	58,300	51,650,302
GSK PLC	14,706	299,429
Hikma Pharmaceuticals PLC (Jordan)	1,993	51,000
Ipsen SA (France)	566	69,720
Johnson & Johnson	186,948	30,296,793
Kyowa Kirin Co. Ltd. (Japan)	3,300	58,234
Merck & Co., Inc.	263,100	29,877,636
Merck KGaA (Germany)	204	36,012
Novartis AG (Switzerland)	4,702	541,400
Novo Nordisk A/S (Denmark) (Class B Stock)	6,182	733,257
Orion OYJ (Finland) (Class B Stock)	1,064	58,301
Otsuka Holdings Co. Ltd. (Japan)	1,200	68,159
Pfizer, Inc.	98,100	2,839,014
Roche Holding AG	1,290	412,822
Sanofi SA	1,730	199,191
Shionogi & Co. Ltd. (Japan)	13,200	189,211
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	800	14,416
		120,319,760
Professional Services — 0.4%
Automatic Data Processing, Inc.	25,000	6,918,250
Bureau Veritas SA (France)	496	16,455
Computershare Ltd. (Australia)	4,816	83,957
Dun & Bradstreet Holdings, Inc.	957,700	11,023,127
ManpowerGroup, Inc.	13,600	999,872
Recruit Holdings Co. Ltd. (Japan)	2,000	121,505
Teleperformance SE (France)	84	8,690
Wolters Kluwer NV (Netherlands)	475	80,119
		19,251,975
Real Estate Management & Development — 0.2%
Aeon Mall Co. Ltd. (Japan)	400	5,836
CBRE Group, Inc. (Class A Stock)*(a)	13,000	1,618,240
Daito Trust Construction Co. Ltd. (Japan)	600	73,084
Daiwa House Industry Co. Ltd. (Japan)	1,900	59,804
Jones Lang LaSalle, Inc.*	29,600	7,986,376
LEG Immobilien SE (Germany)	505	52,870
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Vonovia SE (Germany)	1,152	$42,056
Zillow Group, Inc. (Class C Stock)*	14,400	919,440
		10,757,706
Residential REITs — 0.2%
Equity Residential	128,600	9,575,556
Retail REITs — 0.1%
Kimco Realty Corp.(a)	53,200	1,235,304
Klepierre SA (France)	4,496	147,316
Realty Income Corp.	26,100	1,655,262
Scentre Group (Australia)	7,020	17,648
Unibail-Rodamco-Westfield (France)	66	5,780
Vicinity Ltd. (Australia)	74,101	112,903
		3,174,213
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.*	8,800	1,443,904
Advantest Corp. (Japan)	1,300	61,141
Applied Materials, Inc.	44,100	8,910,405
ASM International NV (Netherlands)	312	205,845
ASML Holding NV (Netherlands)	814	677,135
Broadcom, Inc.	230,300	39,726,750
Intel Corp.	97,800	2,294,388
Lam Research Corp.	5,100	4,162,008
Lasertec Corp. (Japan)	500	83,363
Micron Technology, Inc.	168,000	17,423,280
Monolithic Power Systems, Inc.	3,500	3,235,750
NVIDIA Corp.	1,679,400	203,946,336
NXP Semiconductors NV (China)	27,000	6,480,270
Onto Innovation, Inc.*	30,300	6,289,068
Qorvo, Inc.*	141,000	14,565,300
QUALCOMM, Inc.	154,200	26,221,710
SCREEN Holdings Co. Ltd. (Japan)	300	21,096
Teradyne, Inc.	97,200	13,017,996
Tokyo Electron Ltd. (Japan)	1,000	178,336
		348,944,081
Software — 6.1%
Adobe, Inc.*	28,650	14,834,397
Autodesk, Inc.*	44,200	12,176,216
Crowdstrike Holdings, Inc. (Class A Stock)*	14,100	3,954,627
Gen Digital, Inc.(a)	57,500	1,577,225
Gitlab, Inc. (Class A Stock)*	111,200	5,731,248
Informatica, Inc. (Class A Stock)*	207,400	5,243,072
Intuit, Inc.	17,100	10,619,100
Microsoft Corp.	441,200	189,848,360
Monday.com Ltd.*	100	27,777
Nemetschek SE (Germany)	355	36,899
Nice Ltd. (Israel)*	466	81,019
Oracle Corp.	79,300	13,512,720
Salesforce, Inc.	107,300	29,369,083
SAP SE (Germany)	1,174	268,532
ServiceNow, Inc.*	28,100	25,132,359
WiseTech Global Ltd. (Australia)	1,380	130,681

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Xero Ltd. (New Zealand)*	788	$81,452
		312,624,767
Specialized REITs — 0.5%
American Tower Corp.	24,700	5,744,232
Digital Realty Trust, Inc.	15,900	2,573,097
Equinix, Inc.	1,600	1,420,208
Iron Mountain, Inc.	56,800	6,749,544
Public Storage	26,500	9,642,555
		26,129,636
Specialty Retail — 1.1%
Avolta AG (Switzerland)*	143	6,052
Bath & Body Works, Inc.	84,000	2,681,280
CarMax, Inc.*	36,100	2,793,418
Gap, Inc. (The)	83,500	1,841,175
Home Depot, Inc. (The)	58,200	23,582,640
Industria de Diseno Textil SA (Spain)	5,343	316,447
JB Hi-Fi Ltd. (Australia)	297	16,346
Lowe’s Cos., Inc.	64,500	17,469,825
TJX Cos., Inc. (The)	46,600	5,477,364
Zalando SE (Germany), 144A*	3,057	101,040
		54,285,587
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,007,200	234,677,600
Canon, Inc. (Japan)	1,500	49,403
Hewlett Packard Enterprise Co.	341,100	6,978,906
Logitech International SA (Switzerland)	2,020	180,913
		241,886,822
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	576	152,632
Asics Corp. (Japan)	11,200	235,291
Deckers Outdoor Corp.*	50,100	7,988,445
LVMH Moet Hennessy Louis Vuitton SE (France)	199	152,609
Pandora A/S (Denmark)	276	45,490
Ralph Lauren Corp.	21,900	4,245,753
		12,820,220
Tobacco — 0.2%
Altria Group, Inc.	170,800	8,717,632
British American Tobacco PLC (United Kingdom)	3,126	113,968
Imperial Brands PLC (United Kingdom)	7,523	218,837
Japan Tobacco, Inc. (Japan)	1,400	40,822
Philip Morris International, Inc.	20,900	2,537,260
		11,628,519
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	1,000	94,720
Mitsui & Co. Ltd. (Japan)	7,200	161,021
Rexel SA (France)	342	9,914
Toyota Tsusho Corp. (Japan)	300	5,485
United Rentals, Inc.	1,500	1,214,595
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.(a)	1,500	$1,558,215
		3,043,950
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	140	30,755
Aeroports de Paris SA (France)	56	7,192
		37,947
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	300	9,611
Tele2 AB (Sweden) (Class B Stock)	767	8,675
T-Mobile US, Inc.	17,000	3,508,120
Vodafone Group PLC (United Kingdom)	13,950	13,981
		3,540,387

Total Common Stocks (cost $1,813,147,220)		3,099,064,597
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	7,220
Porsche Automobil Holding SE (Germany) (PRFC)	242	11,087
		18,307
Banks — 0.0%
Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	657,140
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,983	186,402

Total Preferred Stocks (cost $723,836)		861,849
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	988	82,626
(cost $48,119)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.4%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	9	8,454
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,260,834
Series 2021-02, Class D
1.290%	06/18/27	10	9,565
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,243,879
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,161,582

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32		1,500	$1,510,718
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,318,442
Series 2021-02A, Class A, 144A
1.660%	02/20/28		3,700	3,483,329
Series 2022-01A, Class A, 144A
3.830%	08/21/28		4,200	4,124,344
Series 2023-02A, Class A, 144A
5.200%	10/20/27		1,800	1,821,483
Series 2024-01A, Class A, 144A
5.360%	06/20/30		1,800	1,849,966
Series 2024-03A, Class A, 144A
5.230%	12/20/30		800	820,979
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32		1,970	2,006,214
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32		742	755,848
CarMax Auto Owner Trust,
Series 2021-01, Class D
1.280%	07/15/27		10	9,811
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,074,557
Series 2021-04, Class C
1.380%	07/15/27		800	768,024
Series 2022-02, Class C
4.260%	12/15/27		25	24,907
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36		1,361	1,376,537
Exeter Automobile Receivables Trust,
Series 2021-04A, Class C
1.460%	10/15/27		4	4,348
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	615	451,049
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,254,570
Series 2021-02, Class B, 144A
1.910%	05/15/34		500	473,405
Series 2023-01, Class A, 144A
4.850%	08/15/35		4,100	4,175,659
Series 2023-02, Class A, 144A
5.280%	02/15/36		2,900	2,999,985
Series 2024-01, Class A, 144A
4.870%	08/15/36		5,900	6,024,040
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27		25	25,213
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	187,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	$923,967
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,700	3,738,508
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,789,278
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700	4,429,695
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,448	3,423,712
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,492,556
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,787,844
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	1,290	1,270,602
Series 2022-01, Class C
2.560%	04/17/28	1,015	1,009,641
Series 2023-01, Class C
5.090%	05/15/30	800	807,098
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,542,706
Series 2023-04, Class C
6.040%	12/15/31	2,600	2,686,129
Series 2023-06, Class B
5.980%	04/16/29	700	722,525
Series 2023-06, Class C
6.400%	03/17/31	300	315,627
Series 2024-02, Class C
5.840%	06/17/30	500	516,855
Series 2024-04, Class C
4.950%	04/15/30	3,000	3,024,955
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	309,843
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	518,123
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	3,718	3,745,839
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	2,500	2,537,738
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	600	580,796
			84,399,760
Collateralized Loan Obligations — 4.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.812%(c)	04/20/37	11,250	11,275,558

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37		8,500	$8,504,265
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.438%(c)	01/22/38	EUR	3,250	3,643,390
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.744%(c)	07/20/34		3,750	3,752,422
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		11,250	11,328,736
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.715%(c)	01/25/35		700	700,603
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.577%(c)	01/17/32		9,145	9,152,400
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	2,998	3,318,839
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.563%(c)	07/15/30		2,498	2,499,724
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	5,000	5,549,734
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		11,000	11,014,069
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.892%(c)	04/20/37		6,250	6,273,146
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.756%(c)	01/25/35		7,500	7,506,592
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/20/37		7,000	7,027,166
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31		1,077	1,078,211
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.571%(c)	04/26/31		2,337	$2,340,323
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		76	76,562
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.428%(c)	01/26/38	EUR	14,500	16,257,212
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		4,875	4,879,875
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	10/20/34		11,500	11,503,200
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37		11,000	11,024,944
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	04/21/31		817	817,167
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	11,000	12,297,935
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.285%(c)	06/20/34		9,500	9,504,653
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.713%(c)	07/15/34		3,000	3,002,079
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.941%(c)	04/20/37		8,000	8,041,277
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.682%(c)	01/20/35		7,000	7,010,931
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		78	77,946
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.677%(c)	01/17/31		85	85,561

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.544%(c)	10/20/31		5,459	$5,464,055
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.225%(c)	06/20/34		5,500	5,512,890
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		10,000	10,025,851
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31		2,317	2,316,931
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.624%(c)	01/20/32		1,081	1,084,048
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		6,750	6,752,454
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		544	544,168
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36		11,000	11,079,175
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	07/25/34	EUR	4,500	4,999,448
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.004%(c)	07/20/32		3,000	3,002,100
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.693%(c)	04/15/34		10,000	10,000,390
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.647%(c)	07/17/31		1,780	1,781,848
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/31		3,745	3,754,709
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		1,109	1,108,975
				246,971,562
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans — 0.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	$1,417,179
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,778,687
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.102%(c)	06/16/36		2,800	2,801,380
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,050	2,049,702
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,574,107
				14,621,055
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	5,400	7,254,299
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.859%(c)	07/15/32	GBP	2,100	2,810,004
				10,064,303
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		658	653,825
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,102	1,093,126
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,329,682
				4,076,633
Home Equity Loans — 0.2%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.413%(c)	02/25/55		3,600	3,600,000
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		893	902,593
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,877	1,910,056
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		322	321,074
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		659	675,017
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		175	176,492
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		354	357,866

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		2,564	$2,595,138
				10,538,236
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		784	710,887
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.856%(c)	03/15/26^	EUR	896	766,978
				766,979
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		86	84,396
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		446	436,349
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		573	544,610
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.925%(c)	05/25/70		1,121	1,111,925
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		378	372,237
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		480	468,599
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		766	734,869
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		286	282,664
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,009	960,543
				4,996,192

Total Asset-Backed Securities (cost $375,889,510)				377,145,607
Commercial Mortgage-Backed Securities — 4.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000	7,356,178
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54		3,800	3,512,601
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49		1,036	1,027,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	$6,304,580
Series 2019-BN22, Class A3
2.726%	11/15/62	5,400	4,944,534
Series 2020-BN25, Class A4
2.399%	01/15/63	6,700	6,088,965
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,221,080
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,920,416
BANK5,
Series 2023-05YR01, Class A3
6.260%(cc)	04/15/56	10,000	10,506,831
Series 2024-05YR08, Class A3
5.884%	08/15/57	7,800	8,232,304
Series 2024-05YR09, Class A3
5.614%	08/15/57	8,150	8,501,319
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,309,061
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.371%(c)	11/15/34	10	200
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.351%(c)	10/15/37	20	19,963
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,971	4,881,996
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	8,014,687
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,596,398
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,303,712
Series 2023-B39, Class A2
6.793%(cc)	07/15/56	5,000	5,263,589
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	7,500	8,001,265
Series 2024-V09, Class A3
5.602%	08/15/57	7,800	8,113,062
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,731,629
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	3,255	3,240,798
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,851
Series 2016-C01, Class A3
2.944%	05/10/49	4,970	4,853,484
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,490,277

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-P07, Class A3
3.442%	04/14/50	4,900	$4,773,838
Commercial Mortgage Trust,
Series 2015-CR23, Class A3
3.230%	05/10/48	12	11,730
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,894
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,869,119
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,915
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,806	2,774,624
Series 2017-C08, Class A3
3.127%	06/15/50	4,787	4,580,676
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.461%(cc)	03/25/26	12,252	203,929
Series K068, Class A1
2.952%	02/25/27	4	3,785
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	4,730	4,683,225
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,900
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,152,227
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	5,106,046
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,744
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,194,106
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	5,028,340
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,146	3,113,375
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,778
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.562%(c)	04/15/38	2,517	2,500,901
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,908,045
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	9,846,776
Series 2018-H04, Class A3
4.043%	12/15/51	1,765	1,735,371
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	9,335
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,862	$1,828,224
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,522,427
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,141,317
Series 2018-C14, Class A3
4.180%	12/15/51	3,027	2,976,304
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,891
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,875
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,762,836
Series 2017-C38, Class A4
3.190%	07/15/50	4,098	3,968,092
Series 2018-C48, Class A4
4.037%	01/15/52	6,649	6,555,553
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,320,303
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	6,236,753
Series 2024-05C1, Class A3
5.928%	07/15/57	8,500	8,967,548

Total Commercial Mortgage-Backed Securities (cost $248,292,416)			240,289,971
Corporate Bonds — 10.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,081,214
3.300%	03/01/35	2,900	2,328,418
3.550%	03/01/38	1,296	1,011,859
3.900%	05/01/49	2,570	1,863,068
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,004
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)	1,270	1,266,132
			8,560,695
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,045	1,593,486
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,779,642
3.557%	08/15/27	105	102,815
4.390%	08/15/37	1,675	1,513,854
6.343%	08/02/30	550	594,345

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,500	$1,498,735
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,340,951
5.500%	09/07/30	2,942	3,114,447
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	962,554
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,268,185
			20,769,014
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	2	2,443
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,793	1,702,347
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	19	17,578
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	337	336,527
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	920,544
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	21	19,496
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	827,345
4.625%	04/15/29(a)	165	159,421
			3,985,701
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	639,827
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	5,309,335
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	865	716,781
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	185,530
2.900%	02/10/29	1,095	994,305
3.375%	11/13/25	325	318,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.125%	08/17/27	690	$672,041
5.850%	05/17/27	775	789,220
7.350%	03/06/30	1,255	1,357,959
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,973
6.250%	10/02/43	980	1,005,008
6.600%	04/01/36	760	819,241
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	3,340	3,054,218
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	3,149,164
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	19,906
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.800%	01/05/34	2,125	2,165,899
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29(a)	2,690	2,735,987
			23,298,306
Banks — 3.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	1,000	985,671
5.538%(ff)	03/14/30	1,000	1,033,355
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	45,376
5.080%(ff)	01/20/27	25	25,209
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,255,391
1.922%(ff)	10/24/31	7,385	6,367,787
2.496%(ff)	02/13/31	3,085	2,793,958
3.824%(ff)	01/20/28	955	944,148
4.271%(ff)	07/23/29	510	508,495
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,450,788
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,992,180
4.450%	03/03/26	8,455	8,465,568
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	453,361
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	845,033
5.690%(ff)	03/12/30	2,110	2,194,757
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,863,900

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29	975	$887,692
2.219%(ff)	06/09/26	2,480	2,432,402
3.132%(ff)	01/20/33	1,505	1,344,613
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,800	1,885,870
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,391,950
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,107,745
3.200%	10/21/26	1,870	1,831,268
3.700%	01/12/26	6,180	6,139,596
3.887%(ff)	01/10/28	35	34,645
Sub. Notes
4.450%	09/29/27	5,975	5,979,848
4.600%	03/09/26	10	10,025
4.750%	05/18/46	820	769,078
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,135,103
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,165,438
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	440	425,913
7.146%(ff)	07/13/27	800	832,679
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	965,369
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	3,960,834
3.102%(ff)	02/24/33(a)	2,730	2,455,769
3.500%	01/23/25(a)	4,115	4,095,908
3.750%	02/25/26	1,010	1,003,438
3.814%(ff)	04/23/29	540	529,378
3.850%	01/26/27	2,920	2,893,259
6.484%(ff)	10/24/29(a)	4,760	5,126,135
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,879
Sub. Notes
6.750%	10/01/37	104	119,731
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,634,956
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	1,045	1,033,116
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,890,336
3.782%(ff)	02/01/28	695	687,395
3.882%(ff)	07/24/38	20	18,275
3.964%(ff)	11/15/48	3,250	2,806,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.005%(ff)	04/23/29	2,170	$2,146,571
4.452%(ff)	12/05/29	3,350	3,364,935
5.299%(ff)	07/24/29(a)	2,740	2,834,584
5.350%(ff)	06/01/34(a)	20	20,928
Sub. Notes
2.956%(ff)	05/13/31	15	13,805
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	765	831,293
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	23,671
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	2,841,480
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	6,225	6,379,125
5.449%(ff)	07/20/29	1,975	2,051,156
6.407%(ff)	11/01/29	3,030	3,256,247
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,738,031
3.875%	01/27/26	675	672,072
4.431%(ff)	01/23/30	515	516,184
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	24,613
2.943%(ff)	01/21/33(a)	2,465	2,201,827
3.591%(cc)	07/22/28	1,255	1,229,319
Sub. Notes, GMTN
4.350%	09/08/26(a)	3,825	3,833,570
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	35,140
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	1,495	1,425,958
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,214,913
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	9,989
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.880%	07/13/26	3,945	4,047,838
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,057,857
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	34,184
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,771
7.161%(ff)	10/30/29	1,190	1,305,087
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	5,012,222

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	$1,532,700
3.091%(ff)	05/14/32	885	797,813
4.282%	01/09/28	1,370	1,359,988
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	49,191
5.389%(ff)	04/24/34	1,500	1,556,024
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,791,528
5.557%(ff)	07/25/34	3,130	3,283,649
5.574%(ff)	07/25/29	3,660	3,807,492
			162,133,787
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	630	618,451
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	24,251
4.600%	04/15/48	70	66,205
8.000%	11/15/39(a)	1,285	1,704,869
8.200%	01/15/39	250	335,171
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	876,907
			3,625,854
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41(a)	225	170,336
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	40	35,716
			206,052
Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	550	522,491
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	718,371
4.750%	01/15/28	700	685,641
			1,926,503
Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,866
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	83,869
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
9.400%	05/15/39		155	$216,153
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28		2,580	2,630,340
5.419%	11/15/48		255	281,986
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		1,888	2,023,407
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		670	664,138
				5,904,759
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	756,224
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	854,911
5.000%	02/15/29(a)		1,205	1,241,051
6.700%	06/01/34		420	482,933
7.000%	10/15/37		380	452,671
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,588
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53(a)		695	722,454
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,186,644
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	13,798
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		30	30,000
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	9,343
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,970
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		325	296,584
4.875%	01/15/28(a)		1,190	1,182,299
5.250%	01/15/30		235	235,165
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	1,013,175
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)		1,515	1,564,329
				10,051,139

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	$13,301
3.200%	05/13/25	25	24,810
			38,111
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,575
Diversified Financial Services — 0.3%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,945,395
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,662
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,964
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,713,724
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,785,373
6.070%	07/12/28	3,355	3,523,135
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	326,974
			13,319,227
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	486,773
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,871,108
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	624	492,616
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,688
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	620,671
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,947
5.950%	05/15/37(a)	305	332,342
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,500	1,388,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	$678,300
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,352,582
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,310,930
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,809,066
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	229,954
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33(a)	4,425	4,563,289
6.050%	04/15/38	550	613,390
First Ref. Mortgage
4.000%	09/30/42	570	497,826
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	706,578
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,857,111
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	918,575
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	214,165
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,383,788
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,826
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,696
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28(a)	900	922,183
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,965
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,970,121
5.950%	10/01/33(a)	295	324,205
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	159,757

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	$450,326
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,929
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	21,691
4.900%	02/28/28(a)	3,800	3,882,189
6.051%	03/01/25	780	783,399
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,268,478
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	68,003
3.875%	02/15/32(a)	200	182,296
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	308,704
2.450%	12/02/27	1,395	1,307,097
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	10	9,376
3.950%	12/01/47	2,000	1,576,785
4.950%	07/01/50	1,345	1,224,865
PacifiCorp,
First Mortgage
5.350%	12/01/53	3,010	2,978,305
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	753,836
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	588,225
3.700%	05/01/28	1,280	1,262,953
4.900%	12/15/32	1,050	1,086,034
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	586,142
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	606,926
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,198,651
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,829
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,727,158
First Ref. Mortgage
4.000%	04/01/47	580	485,259
First Ref. Mortgage, Series C
3.600%	02/01/45	860	677,595
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	$720,358
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	441,623
			51,989,317
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	576,280
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	880,531
4.250%	10/31/26	882	864,669
5.500%	07/31/47	800	686,248
			3,007,728
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	626,927
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	2,205	1,801,087
5.141%	03/15/52	1,210	932,844
			3,360,858
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	18,211
Foods — 0.1%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,336,947
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	2,000	2,029,518
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40(a)	1,420	1,609,024
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)	275	257,956
4.375%	01/31/32	850	788,181
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	470,491
			6,492,117
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	915	772,508

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
3.490%	05/15/27	1,425	$1,400,767
3.600%	05/01/30	1,270	1,220,491
3.950%	03/30/48	15	12,318
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	31,026
			3,437,110
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,370
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	639,031
			657,401
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	582,781
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,050
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,338
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	22,647
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	8,000	8,030,585
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,000
2.782%	10/01/30	5	4,544
5.318%	12/01/34	4,270	4,407,370
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	365,534
4.650%	01/15/43(a)	15	14,109
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	17,911
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,692
4.375%	03/15/42	10	8,744
5.375%	02/01/25	305	305,091
Gtd. Notes, MTN
7.750%	07/15/36	450	533,486
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,597
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	$12,968
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	843,140
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	15,563
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29(a)	765	701,811
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/34	2,240	2,268,300
Roche Holdings, Inc.,
Gtd. Notes, 144A
4.592%	09/09/34	3,715	3,750,283
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,796,970
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	599,962
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,457
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,915
3.250%	05/15/51	1,000	739,991
3.750%	07/15/25	5	4,984
5.200%	04/15/63	2,840	2,839,181
5.500%	04/15/64	1,680	1,756,107
6.050%	02/15/63(a)	915	1,033,425
			30,727,536
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	532,928
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	536,091
			1,069,019
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	28,401
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,981
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	42,190

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	$29,936
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	3,785	3,975,079
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	948,652
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	843,097
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	333,364
5.000%	03/30/43	200	188,419
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,948
4.350%	01/30/47	5	4,476
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	660	779,229
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	17,666
3.400%	05/15/25	10	9,909
4.625%	09/15/42	130	121,831
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	501,582
6.850%	12/16/39	124	148,099
			7,985,859
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	10	9,418
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,974
			14,392
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,235
3.950%	05/01/28	15	14,937
			24,172
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	566,459
5.000%	10/15/27	15	15,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	$290,160
			871,927
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,704
4.150%	09/15/27	25	25,185
			49,889
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	122,949
5.500%	05/01/26	625	623,787
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,870	2,553,829
3.900%	06/01/52	580	380,011
4.908%	07/23/25	3	2,996
5.375%	04/01/38	1,630	1,490,012
6.384%	10/23/35	740	755,429
6.484%	10/23/45	1,021	983,677
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,538,326
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,924
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	312,702
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	49,188
			11,817,830
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	216,075
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,578,853
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,342,418
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,634,329
			6,771,675

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	$1,197,203
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,545	1,591,149
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,743,140
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	670,949
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,301,965
4.000%	01/15/31	770	728,163
5.125%	10/01/34	585	577,150
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,793
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,249
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	689,576
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,553
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	159,030
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	294,214
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	635,484
8.625%	01/19/29	2,105	2,263,401
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	123	110,085
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	292,303
6.250%	04/15/32	500	486,882
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	512,953
4.875%	04/03/28	530	538,337
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34(a)	2,670	2,864,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	$1,851,783
6.490%	01/23/27	471	463,935
6.500%	03/13/27	330	323,235
Gtd. Notes, MTN
6.875%	08/04/26	670	664,841
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	568,500
2.250%	07/12/31	820	721,600
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,117,598
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	500	478,326
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	29,753
			19,397,020
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	377,314
6.000%	06/15/29(a)	1,150	1,189,959
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,942,431
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	127,124
			6,636,828
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,790
3.600%	05/14/25	10	9,931
3.800%	03/15/25	1,175	1,170,522
4.050%	11/21/39	250	230,921
4.550%	03/15/35	2,190	2,190,805
4.700%	05/14/45	735	710,600
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	685	679,530
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,442
3.734%	12/15/24	130	129,536
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,699
3.750%	09/15/25	5	4,963

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	$47,236
4.780%	03/25/38	3,750	3,540,855
5.875%	06/01/53(a)	200	203,387
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	339,835
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	592,365
5.400%	11/29/43	845	779,113
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	865,040
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	604,433
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	366,007
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	2,695	2,381,778
			14,889,788
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	750,931
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,492,168
4.950%	12/15/24	5	4,993
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,755,736
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	58,585
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,268,938
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,285
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,134,016
5.550%	05/15/34	1,495	1,547,561
6.100%	02/15/42	25	25,963
6.125%	12/15/45	180	187,579
6.250%	04/15/49	1,900	1,999,141
6.400%	12/01/30	480	522,530
6.550%	12/01/33	1,265	1,397,028
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	$51,497
7.500%	06/01/30	50	54,928
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,970
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	582,659
6.510%	02/23/42	715	771,530
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,260	1,636,906
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	535,494
4.000%	02/15/25	1,430	1,421,963
4.000%	03/15/28	1,385	1,366,358
4.875%	06/01/25	3,250	3,248,248
5.200%	03/01/47	40	37,932
5.500%	02/15/49	395	384,202
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,684,748
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	161,418
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,845,771
4.500%	03/15/50	295	246,085
6.050%	09/01/33	2,160	2,308,957
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,991
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,737
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	714,682
6.125%	03/15/33	1,895	2,034,880
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	108,678
4.125%	08/15/31	90	83,696
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	113,516
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	925,669
5.100%	09/15/45	500	476,189
5.150%	03/15/34	510	515,719

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
8.750%	03/15/32	1,130	$1,382,838
			40,874,715
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32(a)	1,815	1,502,366
2.950%	03/15/34(a)	480	414,916
5.250%	05/15/36	2,445	2,489,486
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	28,409
3.600%	01/15/28(a)	5,420	5,290,726
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,973
3.900%	03/15/27	5	4,920
4.050%	07/01/30	5	4,853
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,126,746
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,676
3.700%	06/15/26	10	9,881
4.750%	05/15/47	5	4,545
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,649
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,054,592
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,575
2.875%	01/15/31(a)	5	4,550
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,161,595
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	694,604
5.000%	10/15/27(a)	400	357,906
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,767
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	9,192
2.250%	11/09/31	1,288	1,119,648
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	20,056
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	$2,620,216
5.500%	01/15/29	3,445	3,544,871
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29(a)	20	19,438
			23,517,156
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	502,687
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	650,071
3.125%	04/21/26	5	4,906
3.750%	06/01/27	15	14,831
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,675,457
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	248,675
3.875%	10/01/31	250	218,520
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	48,321
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,913
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,693
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,237
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,962
			6,438,273
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.350%	02/15/30	1,670	1,666,976
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	273,587
3.187%	11/15/36	4,445	3,765,096
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	21,692
3.150%	05/01/27	5	4,862
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	22,604

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.250%	05/20/27	12	$11,808
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,243
			5,779,868
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,827
5.450%	03/02/28	2,560	2,655,997
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	2,370	2,293,925
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,695
3.800%	12/15/26	15	14,908
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,763,184
			6,742,536
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	42,905
2.550%	12/01/33(a)	576	485,568
3.500%	09/15/53	850	624,241
3.650%	09/15/59	160	115,965
4.500%	05/15/35	545	530,804
5.400%	02/15/34	6,540	6,861,437
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	100	84,460
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	300	328,269
10.500%	05/15/30	425	460,599
11.000%	11/15/29	1,095	1,213,813
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	4,030	3,729,590
4.500%	03/15/42	60	53,746
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	353,815
2.550%	02/15/31	1,385	1,234,057
3.875%	04/15/30	8,000	7,779,829
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	615	525,892
2.550%	03/21/31(a)	1,074	959,366
2.650%	11/20/40	1,595	1,173,285
3.150%	03/22/30(a)	1,900	1,790,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	43	$42,935
			28,391,385
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,928
6.700%	08/01/28	670	725,480
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,515
2.875%	11/15/29	5	4,690
3.500%	05/01/50	20	15,541
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	807,216
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	604,850
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	100,394
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	150	157,206
			2,433,820

Total Corporate Bonds (cost $548,767,630)			542,438,472
Floating Rate and Other Loans — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29	105	106,578
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	105	107,491

Total Floating Rate and Other Loans (cost $206,288)			214,069
Municipal Bonds — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	236,590
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,509,824
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	20,725
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,531,748

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	$571,630
7.625%	03/01/40	220	275,449
7.550%	04/01/39	245	308,597
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,730
			4,222,703
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	747,975
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,361
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	34,847
			45,208
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	16,053
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,171,689
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,314,776
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,520
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	458,912
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	572,222
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	12,476
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	11,516
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	$22,230
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	22,349
			68,571
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	413,273
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,488

Total Municipal Bonds (cost $8,392,991)			9,307,980
Residential Mortgage-Backed Securities — 0.6%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	13	11,024
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.940%(cc)	02/25/35	74	72,305
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.280%(c)	09/25/31	2,100	2,103,001
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.030%(c)	01/26/32	41	41,059
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	4,047	4,074,095
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	493	447,142
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.552%(cc)	02/25/37	47	46,418
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	2,431	2,418,563
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	580	580,049
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.280%(c)	12/25/41	3	3,379
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.180%(c)	12/25/41	1,760	1,781,084

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	03/25/42	5	$5,211
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.580%(c)	01/25/43	8	7,751
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/43	496	497,780
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	568	551,634
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1EB2, 30 Day Average SOFR + 0.964% (Cap N/A, Floor 0.850%)
6.245%(c)	10/25/30	1	786
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.180%(c)	11/25/41	3	3,045
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.655%(c)	04/25/50	991	137,456
Series 2020-73, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.000%(c)	05/25/40	12,968	1,095,095
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.670%(c)	08/25/52	2,339	262,615
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.930%(c)	01/25/34	149	149,256
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.130%(c)	11/25/41	7	6,898
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.280%(c)	01/25/42	934	931,655
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	04/25/42	10	10,389
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.480%(c)	05/25/42	13	13,645
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.230%(c)	06/25/42	14	14,414
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	03/25/42	8	8,280
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	382	373,933
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,492	$163,185
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	382	10,214
Series 5281, Class AY
2.500%	08/25/52	811	668,655
Freddie Mac Strips,
Series 406, Class PO, PO
1.218%(s)	10/25/53	3,521	2,958,628
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,463	49,332
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,843	67,716
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	2,450	57,996
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,309	75,480
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,705	59,839
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,975	81,755
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	570	265
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,019	38,655
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,437	149,965
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,456	50,554
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,179	46,778
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,866	125,489
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,592	93,772
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	915	27,848
Series 2022-093, Class IO, IO
3.000%	08/20/51	10,382	1,116,917

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		5,416	$147,924
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,987	60,213
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		2,047	54,271
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		16,323	731,458
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29		168	168,565
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.205%(cc)	07/25/35		8	7,605
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		6	5,229
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%(cc)	10/25/66		288	287,699
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,955	1,769,524
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.719%(c)	01/25/48		169	165,060
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.880%(c)	04/25/34		247	247,461
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,685	1,611,900
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	369	409,707
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.251%(cc)	02/25/34		31	29,386
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.569%(c)	02/25/57		198	203,405
Series 2020-04, Class A1, 144A
1.750%	10/25/60		604	549,253
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,900	1,899,388

Total Residential Mortgage-Backed Securities (cost $28,205,711)				29,839,053
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	$626,797
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,020,825
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	395,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,256,529
3.375%	07/30/25	EUR	1,500	1,667,220
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		1,463	1,489,334
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	349,097
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	404,302
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	19,702
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	19,931
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,989
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,400	1,600,487
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	808	844,898

Total Sovereign Bonds (cost $10,771,502)				10,704,173
U.S. Government Agency Obligations — 8.9%
Federal Home Loan Bank
5.500%	07/15/36(k)		960	1,086,559
Federal Home Loan Mortgage Corp.
1.500%	07/01/36		1,991	1,784,256
1.500%	11/01/50		3,793	3,004,961
2.000%	01/01/32		292	276,927
2.000%	02/01/36		1,160	1,064,416
2.000%	06/01/40		950	835,923
2.000%	10/01/40		1,430	1,251,295
2.000%	09/01/50		2,930	2,442,837
2.000%	03/01/51		1,545	1,281,607
2.000%	04/01/51		96	79,882
2.000%	07/01/51		8,982	7,466,365
2.000%	09/01/51		427	358,824
2.500%	03/01/30		121	117,143
2.500%	10/01/32		312	298,535

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	10/01/35	2,346	$2,221,866
2.500%	01/01/51	1,413	1,225,943
2.500%	03/01/51	901	792,301
2.500%	04/01/51	7,319	6,359,717
2.500%	05/01/51	4,147	3,582,579
2.500%	08/01/51	430	373,778
2.500%	10/01/51	3,174	2,781,718
2.500%	12/01/51	2,989	2,601,938
3.000%	10/01/28	73	71,791
3.000%	06/01/29	204	199,672
3.000%	03/01/32	284	277,835
3.000%	01/01/37	160	152,915
3.000%	01/01/43	361	334,750
3.000%	07/01/43	729	677,253
3.000%	09/01/46	2,066	1,897,566
3.000%	12/01/46	6,015	5,513,474
3.000%	01/01/47	1,849	1,694,040
3.000%	02/01/50	1,529	1,397,083
3.000%	03/01/51	1,397	1,260,566
3.000%	06/01/51	563	508,087
3.000%	07/01/51	901	810,018
3.000%	02/01/52	445	403,428
3.500%	06/01/37	117	114,328
3.500%	03/01/42	172	164,865
3.500%	06/01/42	120	114,919
3.500%	01/01/47	305	289,072
3.500%	02/01/47	423	399,181
3.500%	03/01/48	4,365	4,141,327
3.500%	04/01/52	2,648	2,478,236
4.000%	06/01/26	47	47,057
4.000%	09/01/26	23	22,916
4.000%	09/01/37	328	325,550
4.000%	10/01/39	276	273,414
4.000%	12/01/40	129	127,734
4.000%	10/01/41	112	110,358
4.000%	01/01/42	43	42,236
4.000%	10/01/45	140	137,161
4.000%	04/01/52	1,148	1,116,614
4.500%	09/01/39	86	87,002
4.500%	10/01/39	494	500,304
4.500%	12/01/39	163	165,307
4.500%	07/01/41	49	49,282
4.500%	07/01/41	1,044	1,054,105
4.500%	08/01/41	68	68,907
4.500%	08/01/41	83	83,908
4.500%	08/01/41	97	97,587
4.500%	10/01/41	91	91,406
4.500%	10/01/46	81	80,715
4.500%	12/01/47	365	364,977
4.500%	07/01/52	6,678	6,566,601
5.000%	05/01/34	8	8,125
5.000%	05/01/34	83	85,309
5.000%	08/01/35	8	8,672
5.000%	09/01/35	16	16,468
5.000%	10/01/36	14	14,279
5.000%	05/01/37	8	8,329
5.000%	07/01/37	150	155,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	09/01/38	20	$20,775
5.000%	09/01/38	21	21,873
5.000%	09/01/38	24	24,760
5.000%	02/01/39	8	8,490
5.000%	06/01/39	25	25,443
5.000%	10/01/52	432	432,349
5.000%	11/01/52	1,338	1,339,509
5.500%	02/01/34	11	11,439
5.500%	04/01/34	230	236,915
5.500%	06/01/34	35	35,882
5.500%	06/01/34	67	69,305
5.500%	05/01/37	19	20,120
5.500%	02/01/38	150	154,355
5.500%	05/01/38	28	28,510
5.500%	07/01/38	139	142,665
5.500%	02/01/53	13,812	13,986,623
6.000%	03/01/32	74	76,803
6.000%	12/01/33	19	19,331
6.000%	07/01/36	2	1,791
6.000%	12/01/36	3	3,352
6.000%	05/01/37	5	5,172
6.000%	12/01/37	9	8,980
6.000%	01/01/38	2	1,917
6.000%	01/01/38	4	4,573
6.000%	01/01/38	97	102,285
6.000%	10/01/38	33	34,246
6.000%	08/01/39	15	16,342
6.000%	12/01/52	427	438,087
6.750%	03/15/31	455	532,071
7.000%	01/01/31	4	4,065
7.000%	06/01/31	2	2,193
7.000%	09/01/31	1	1,093
7.000%	10/01/31	15	15,878
7.000%	10/01/32	11	11,559
Federal National Mortgage Assoc.
1.500%	01/01/36	2,475	2,220,622
1.500%	05/01/36	373	333,901
1.500%	06/01/36	390	349,491
1.500%	07/01/36	1,425	1,274,668
1.500%	12/01/36	1,741	1,554,438
1.500%	02/01/42	427	358,520
1.500%	10/01/50	359	283,387
1.500%	11/01/50	3,856	3,053,035
1.500%	12/01/50	4,313	3,412,878
1.500%	01/01/51	1,872	1,481,427
1.500%	03/01/51	910	720,088
2.000%	03/01/31	1,124	1,070,721
2.000%	08/01/31	432	410,023
2.000%	01/01/32	2,324	2,202,903
2.000%	05/01/36	1,140	1,046,015
2.000%	12/01/36	2,250	2,060,176
2.000%	02/01/37	2,536	2,322,799
2.000%	02/01/41	1,947	1,701,123
2.000%	05/01/41(k)	4,389	3,836,873
2.000%	08/01/50	1,038	865,538
2.000%	10/01/50	9,725	8,106,286
2.000%	12/01/50	38	31,306

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	01/01/51	1,771	$1,475,641
2.000%	02/01/51(k)	13,588	11,283,941
2.000%	03/01/51	3,462	2,867,726
2.000%	04/01/51	3,634	3,021,748
2.000%	05/01/51(k)	23,345	19,408,594
2.000%	08/01/51	3,407	2,824,804
2.500%	TBA	7,500	6,480,473
2.500%	07/01/32	933	892,890
2.500%	08/01/32	1,037	994,971
2.500%	09/01/32	995	954,477
2.500%	07/01/35	3,567	3,420,733
2.500%	08/01/35	500	470,883
2.500%	11/01/36	4,759	4,477,129
2.500%	10/01/37	963	909,599
2.500%	10/01/43	435	388,861
2.500%	12/01/46	809	722,241
2.500%	03/01/50	610	533,579
2.500%	08/01/50	2,704	2,357,978
2.500%	12/01/50	268	235,253
2.500%	12/01/50	3,403	2,960,920
2.500%	02/01/51	2,175	1,891,277
2.500%	02/01/51	2,643	2,297,369
2.500%	04/01/51	3,207	2,789,809
2.500%	08/01/51	845	733,339
2.500%	09/01/51	2,683	2,337,097
2.500%	10/01/51	928	805,017
2.500%	12/01/51	7,877	6,887,496
2.500%	02/01/52	418	365,096
2.500%	05/01/52	833	729,098
3.000%	02/01/27	215	211,755
3.000%	08/01/30	295	288,118
3.000%	05/01/35	2,476	2,385,980
3.000%	07/01/36	1,525	1,469,533
3.000%	11/01/36	674	641,702
3.000%	12/01/42	405	376,018
3.000%	12/01/42	518	481,153
3.000%	03/01/43	100	92,987
3.000%	11/01/46	99	91,052
3.000%	01/01/47	804	734,756
3.000%	02/01/47	574	527,134
3.000%	03/01/47	449	411,732
3.000%	11/01/49	439	401,154
3.000%	12/01/49	284	259,775
3.000%	12/01/49	379	344,888
3.000%	01/01/50	435	390,722
3.000%	02/01/50	387	353,482
3.000%	02/01/50	443	398,279
3.000%	02/01/50	4,707	4,300,837
3.000%	03/01/50	328	299,212
3.000%	05/01/51	759	685,069
3.000%	12/01/51	4,715	4,281,897
3.000%	12/01/51	15,236	13,922,075
3.000%	03/01/52	911	819,682
3.000%	03/01/52	1,655	1,495,312
3.000%	04/01/52	878	790,020
3.000%	04/01/52	1,723	1,565,219
3.500%	07/01/31	206	203,498
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/32	141	$138,836
3.500%	02/01/33	292	288,654
3.500%	05/01/33	399	393,043
3.500%	06/01/39	264	254,711
3.500%	01/01/42	1,805	1,727,454
3.500%	05/01/42	913	873,276
3.500%	07/01/42	367	350,554
3.500%	08/01/42	135	129,114
3.500%	08/01/42	307	293,399
3.500%	09/01/42	394	376,660
3.500%	09/01/42	669	638,956
3.500%	11/01/42	192	183,354
3.500%	03/01/43	1,318	1,257,950
3.500%	04/01/43	212	203,015
3.500%	04/01/43	482	459,871
3.500%	07/01/43	95	91,059
3.500%	06/01/45	1,718	1,623,134
3.500%	07/01/46	225	211,869
3.500%	11/01/46	424	400,576
3.500%	09/01/47	429	404,470
3.500%	01/01/48	4,281	4,039,848
3.500%	05/01/48	391	368,920
3.500%	06/01/48	1,941	1,831,793
3.500%	02/01/52	4,868	4,560,791
3.500%	03/01/52	834	787,533
3.500%	06/01/52	412	383,778
4.000%	12/01/36	319	317,166
4.000%	10/01/41	1,013	1,001,370
4.000%	07/01/44	401	392,894
4.000%	09/01/44	658	644,195
4.000%	10/01/46	314	304,795
4.000%	06/01/47	287	279,360
4.000%	09/01/47	107	103,945
4.000%	11/01/47	349	341,529
4.000%	11/01/47	464	452,807
4.000%	12/01/47	1,473	1,436,755
4.000%	03/01/49	2,988	2,906,198
4.000%	01/01/50	1,308	1,272,181
4.000%	05/01/50	1,818	1,766,193
4.000%	05/01/52	857	824,387
4.000%	06/01/52	3,334	3,201,398
4.000%	07/01/52	2,896	2,793,059
4.000%	07/01/52	6,384	6,134,915
4.000%	09/01/52	1,044	1,003,269
4.000%	10/01/52	884	849,016
4.000%	12/01/52	6,323	6,072,898
4.500%	07/01/33	16	16,211
4.500%	08/01/33	5	5,123
4.500%	09/01/33	17	16,675
4.500%	10/01/33	41	41,493
4.500%	03/01/34	12	11,664
4.500%	01/01/35	1	918
4.500%	07/01/39	313	316,099
4.500%	08/01/39	213	215,470
4.500%	09/01/39	131	132,256
4.500%	12/01/39	2	2,004
4.500%	03/01/41	509	514,568

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/42	48	$49,035
4.500%	06/01/50	619	613,220
4.500%	07/01/52	3,932	3,870,566
4.500%	01/01/53	1,001	984,444
5.000%	03/01/34	82	83,949
5.000%	04/01/35	195	199,804
5.000%	06/01/35	47	48,136
5.000%	07/01/35	35	36,246
5.000%	07/01/35	51	52,705
5.000%	09/01/35	43	43,696
5.000%	11/01/35	47	48,724
5.000%	02/01/36	27	27,555
5.000%	06/01/49	425	432,038
5.000%	08/01/52	415	416,112
5.000%	09/01/52	429	429,757
5.000%	10/01/52	1,831	1,832,537
5.000%	02/01/53	13,151	13,153,682
5.500%	02/01/33	41	42,540
5.500%	08/01/33	85	86,769
5.500%	10/01/33	24	24,745
5.500%	12/01/33	19	19,538
5.500%	12/01/34	59	60,857
5.500%	10/01/35	107	109,697
5.500%	03/01/36	20	20,792
5.500%	04/01/36	41	42,180
5.500%	01/01/37	28	28,683
5.500%	04/01/37	13	13,550
5.500%	05/01/37	82	85,063
5.500%	08/01/37	98	101,657
5.500%	04/01/53	965	976,665
5.500%	09/01/53	572	578,367
5.500%	12/01/53	2,000	2,023,138
6.000%	10/01/33	97	99,602
6.000%	11/01/33	5	4,900
6.000%	11/01/33	6	5,806
6.000%	01/01/34	139	145,050
6.000%	02/01/34	39	40,582
6.000%	03/01/34	1	818
6.000%	03/01/34	9	9,445
6.000%	11/01/34	9	9,464
6.000%	01/01/35	18	18,917
6.000%	01/01/35	40	41,142
6.000%	02/01/35	1	890
6.000%	02/01/35	73	76,588
6.000%	02/01/35	84	86,411
6.000%	04/01/35	7	6,994
6.000%	05/01/36	11	11,102
6.000%	06/01/36	11	11,245
6.000%	02/01/37	30	31,193
6.000%	06/01/37	10	10,455
6.000%	05/01/38	72	75,918
6.000%	01/01/53	6,409	6,559,860
6.000%	09/01/53	2,412	2,466,093
6.500%	09/01/32	1	719
6.500%	09/01/32	10	9,819
6.500%	09/01/32	10	9,901
6.500%	09/01/32	16	16,943
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/01/32	16	$16,826
6.500%	04/01/33	20	20,649
6.500%	11/01/33	16	16,684
6.500%	01/01/34	7	7,404
6.500%	09/01/34	24	24,871
6.500%	09/01/36	73	77,095
6.500%	10/01/36	14	15,028
6.500%	01/01/37	32	33,598
6.500%	01/01/37	42	43,557
6.500%	09/01/37	8	8,058
6.625%	11/15/30(k)	945	1,093,246
7.000%	02/01/32	5	5,657
7.000%	05/01/32	7	6,896
7.000%	06/01/32	6	5,795
7.000%	07/01/32	12	12,378
7.125%	01/15/30(k)	3,600	4,191,250
Government National Mortgage Assoc.
2.000%	10/20/50	6,447	5,471,952
2.000%	01/20/51	4,301	3,650,096
2.000%	03/20/51	1,341	1,137,626
2.000%	07/20/51	1,465	1,241,762
2.000%	10/20/51	843	714,448
2.000%	11/20/51	474	401,794
2.500%	03/20/43	300	269,160
2.500%	12/20/46	275	246,889
2.500%	09/20/50	547	482,837
2.500%	10/20/50	2,507	2,215,030
2.500%	11/20/50	1,910	1,687,103
2.500%	02/20/51	3,782	3,339,440
2.500%	05/20/51	12,011	10,596,622
2.500%	07/20/51	4,565	4,024,661
2.500%	08/20/51	899	792,349
3.000%	03/15/45	268	246,486
3.000%	11/20/45	346	321,090
3.000%	03/20/46	2,022	1,872,890
3.000%	07/20/46	1,319	1,219,031
3.000%	10/20/46	2,441	2,247,246
3.000%	02/20/47	672	620,586
3.000%	12/20/49	132	120,850
3.000%	01/20/50	1,168	1,071,578
3.000%	06/20/51	312	284,659
3.000%	10/20/51	4,156	3,792,102
3.000%	11/20/51	1,213	1,106,200
3.000%	12/20/51	1,403	1,280,129
3.500%	12/20/42	677	649,335
3.500%	05/20/43	138	132,786
3.500%	03/20/45	423	404,083
3.500%	04/20/45	568	542,229
3.500%	07/20/46	1,955	1,860,477
3.500%	06/20/49	2,477	2,340,995
3.500%	08/20/49	1,393	1,312,917
3.500%	03/20/50	1,974	1,872,013
3.500%	06/20/50	279	264,535
3.500%	08/20/50	305	289,260
3.500%	01/20/52	2,973	2,795,815
3.500%	02/20/52	5,496	5,162,410
4.000%	06/15/40	54	53,166

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/20/41	102	$100,903
4.000%	12/20/42	258	256,518
4.000%	08/20/44	92	90,992
4.000%	11/20/45	443	435,820
4.000%	12/20/45	489	480,982
4.000%	11/20/46	104	102,607
4.000%	09/20/47	1,334	1,307,877
4.000%	02/20/49	742	723,479
4.000%	01/20/50	732	713,677
4.000%	06/20/52	1,855	1,793,943
4.000%	08/20/52	1,933	1,868,122
4.500%	04/15/40	189	190,875
4.500%	01/20/41	471	476,220
4.500%	02/20/41	283	285,971
4.500%	06/20/44	307	309,167
4.500%	09/20/46	162	160,582
4.500%	11/20/46	281	282,950
4.500%	03/20/47	226	226,278
4.500%	05/20/48	227	226,886
4.500%	06/20/48	294	294,161
4.500%	08/20/48	985	985,102
5.000%	10/20/37	61	62,704
5.000%	04/20/45	305	312,237
5.500%	TBA	12,500	12,620,371
5.500%	11/15/32	15	15,266
5.500%	02/15/33	19	19,645
5.500%	08/15/33	40	41,364
5.500%	08/15/33	55	57,658
5.500%	09/15/33	30	29,768
5.500%	10/15/33	35	36,022
5.500%	12/15/33	3	2,950
5.500%	04/15/34	115	119,570
5.500%	07/15/35	24	25,159
5.500%	02/15/36	71	73,846
5.500%	01/20/53	2,398	2,424,344
6.000%	02/15/33	1	1,321
6.000%	04/15/33	10	10,715
6.000%	09/15/33	7	7,462
6.000%	12/15/33	16	16,455
6.000%	12/15/33	55	56,541
6.000%	01/15/34	9	9,049
6.000%	01/15/34	13	12,988
6.000%	06/20/34	29	30,326
6.000%	07/15/34	65	67,913
6.000%	10/15/34	69	71,035
6.500%	12/15/30	2	2,413
6.500%	01/15/32	10	10,279
6.500%	02/15/32	6	6,651
6.500%	07/15/32	16	16,108
6.500%	08/15/32	3	2,871
6.500%	08/15/32	6	5,742
6.500%	08/15/32	15	15,663
6.500%	08/15/32	80	83,186
6.500%	06/15/35	13	13,127
6.500%	07/15/35	5	5,464
8.000%	04/15/25	—(r)	11
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450	$384,781
4.375%	08/01/34	1,730	1,763,741

Total U.S. Government Agency Obligations (cost $462,881,368)			451,566,428
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bonds
1.625%	11/15/50	34,270	20,149,689
1.750%	08/15/41	10,535	7,468,327
1.875%	02/15/51	9,630	6,035,302
4.750%	11/15/53	7,755	8,568,063
U.S. Treasury Notes
3.625%	09/30/31	160	159,700
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,282,732
3.351%(s)	11/15/41	14,090	6,699,355
4.728%(s)	11/15/43	426	183,330
5.331%(s)	02/15/40	1,155	600,104

Total U.S. Treasury Obligations (cost $55,333,110)			51,146,602

Total Long-Term Investments (cost $3,552,659,701)			4,812,661,427

	Shares
Short-Term Investments — 6.1%
Affiliated Mutual Funds — 6.1%
PGIM Core Ultra Short Bond Fund(wb)	248,039,029	248,039,029
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $62,493,752; includes $62,128,326 of cash collateral for securities on loan)(b)(wb)	62,608,782	62,583,739

Total Affiliated Mutual Funds (cost $310,532,781)		310,622,768

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.799%	12/19/24	120	118,814
(cost $118,752)

Total Short-Term Investments (cost $310,651,533)				310,741,582

TOTAL INVESTMENTS—100.8% (cost $3,863,311,234)				5,123,403,009

Liabilities in excess of other assets(z) — (0.8)%				(41,818,465)

Net Assets — 100.0%				$5,081,584,544

A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $766,979 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,516,045; cash collateral of $62,128,326 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/15/24	$(1,000)		$(826,561)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(5,000)		(4,659,548)
Federal National Mortgage Assoc.	4.000%	TBA	10/15/24	(5,500)		(5,281,559)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(1,000)		(983,027)
Federal National Mortgage Assoc.	5.000%	TBA	10/15/24	(3,500)		(3,497,676)
Federal National Mortgage Assoc.	5.500%	TBA	11/14/24	(2,000)		(2,023,159)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(7,500)		(6,838,468)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(3,000)		(2,818,346)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $26,905,313)						$(26,928,344)

A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
437	2 Year U.S. Treasury Notes	Dec. 2024	$91,001,836	$267,344
95	5 Year U.S. Treasury Notes	Dec. 2024	10,438,867	(30,033)
555	10 Year U.S. Treasury Notes	Dec. 2024	63,426,094	4,217
276	10 Year U.S. Ultra Treasury Notes	Dec. 2024	32,649,939	(14,058)
78	20 Year U.S. Treasury Bonds	Dec. 2024	9,686,625	(90,582)
154	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	20,496,438	(283,551)
4	Mini MSCI EAFE Index	Dec. 2024	497,560	10,142
6	S&P 500 E-Mini Index	Dec. 2024	1,744,275	37,129
				(99,392)
Short Positions:
8	5 Year Euro-Bobl	Dec. 2024	1,069,069	(8,334)
2	10 Year Euro-Bund	Dec. 2024	300,372	(2,952)
				(11,286)
				$(110,678)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	HSBC	GBP	7,429	$9,945,204	$9,932,539	$—	$(12,665)
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	702	520,829	519,325	—	(1,504)
Euro,
Expiring 10/02/24	SSB	EUR	50,284	56,031,588	55,978,114	—	(53,474)
				$66,497,621	$66,429,978	—	(67,643)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	MSI	GBP	7,429	$9,808,483	$9,932,540	$—	$(124,057)
Expiring 11/05/24	HSBC	GBP	7,429	9,944,787	9,932,264	12,523	—
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	1,869	1,369,324	1,382,367	—	(13,043)
Euro,
Expiring 10/02/24	HSBC	EUR	50,284	56,213,566	55,978,113	235,453	—
Expiring 11/05/24	SSB	EUR	50,284	56,110,735	56,060,735	50,000	—
				$133,446,895	$133,286,019	297,976	(137,100)
						$297,976	$(204,743)
A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	$(35,092)	$85,940	$(121,032)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	(35,092)	83,827	(118,919)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	(35,092)	94,298	(129,390)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,045	(1,680)	(1,184)	(496)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,015	(560)	(393)	(167)	BARC
					$(107,516)	$262,488	$(370,004)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		2,000	0.277%	$17,976	$17,535	$441	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,000	0.245%	18,731	17,777	954	GSI
Morgan Stanley	12/20/25	1.000%(Q)		2,000	0.263%	18,307	17,535	772	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,045	0.147%	1,036	1,091	(55)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,065	0.147%	362	509	(147)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,015	0.147%	345	362	(17)	BARC
						$56,757	$54,809	$1,948

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	77,620	0.528%	$1,757,214	$1,759,091	$1,877
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
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PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$(4,249)	$(4,249)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	9,759	9,759
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	17,611	17,611
33,275	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	148,665	148,665
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(215,644)	(215,644)
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(251,517)	(251,517)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	416	(53,297)	(53,713)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,225,614	1,033,041	(192,573)
				$1,226,030	$684,369	$(541,661)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(8,144)	$88,381	$—	$88,381
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/13/25	20,385	492,119	—	492,119
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 5.040%	BOA	01/13/25	33,495	1,032,880	—	1,032,880
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/24/25	15,745	307,453	—	307,453
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	GSI	01/24/25	17,470	402,853	—	402,853
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	GSI	01/29/25	23,175	661,528	—	661,528
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/30/25	14,990	386,896	—	386,896
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 5.070%	BOA	02/11/25	27,440	296,922	—	296,922
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.080%	JPM	02/25/25	18,765	23,132	—	23,132
					$3,692,164	$—	$3,692,164
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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